UNITED STATES

Securities and Exchange Commission

Washington, DC. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

X

and

THE INVESTMENT COMPANY ACT OF 1940

X

THE FIFTY-SIX FUND, INC.

(Exact Name of Registrant as Specified in Charter)

444 West Ocean Blvd, Suite #1404, Long Beach CA. 90802

(Address of Principal Executive Offices)

877-226-7780

(Registrants Telephone Number)

Marcus B. Crawshaw

444 West Ocean Blvd, Suite #1404

Long Beach CA. 90802

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration.

Calculation of Registration Fee Under the Securities Act of 1933

Title of Securities being Registered	Amount Being Registered	Proposed Max Offering Price	Proposed Max Aggregate Offering Price	Amount Of Registration Fee
THE FIFTY-SIX FUND, INC.		*
Common Stock $.01 par value	500,000	$10.00	$5,000,000	$633.50

*  Estimated for the purpose of determining the amount of the registration fee.

   This is the actual Net Asset value per share as of the starting date.

The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.

- i -

INVESTMENT ADVISER:

Crawshaw Capital Management, LLC.

444 West Ocean Blvd, Suite #1404

Long Beach, CA. 90802

INDEX:

RISK/RETURN SUMMARY

 Fund Investment Objectives/Goals

2

 Principal Investment Strategies

2

 Principal Investment Risks

2

 Risk/Return Bar Chart & Table

2

FEES & EXPENSES

3

OBJECTIVES, STRATEGIES & RISKS

THE FIFTY-SIX FUND, INC.

 Investment Objectives

3

 Investment Strategies

3

 Principal Risks

4

FUND PERFORMAMCE

4

Prospectus

MANAGEMENT

4

XXXXX  XX, 2004

CAPITAL STOCK

6

SHAREHOLDER INFORMATION

6

PURCHASES & REDEMPTIONS

 Purchase of Shares

6

 Redemption of Fund Shares

7

Like all mutual funds, the Securities

DIVIDENDS & DISTRIBUTIONS

7

& Exchange Commission has not approved

TAX CONSEQUENCES

8

or disapproved the securities offered

DISTRIBUTION ARRANGEMENTS

8

in this Prospectus and has not passed

FINANCIAL HIGHLIGHTS

8

upon the accuracy or adequacy of this

WHERE TO GO FOR MORE INFORMATION

9

Prospectus.   Any representation to

WHY YOU SHOULD READ THIS PROSPECTUS

9

the contrary is a criminal offence.

RISK/RETURN SUMMARY

Fund Investment Objectives/Goals

The Fund seeks to provide capital appreciation.

Principal Investment Strategies

Security selections recommended by our Investment Advisor are based on the theory of Economic Profit (EP). This theory focuses on a company's ability to consistently produce a Return on Capital (ROC) that is greater than its Cost of Capital (COC). EP is the difference between the income (ROC) the company generates minus what it costs a company to operate (COC). The more income a company can generate while spending less money to create this income the more valuable they are.  The Advisor also recommends companies that either lead or are in the process of becoming leaders in their industry.  On occasion, companies will be recommended because research and discussions with management indicate that the stock price appears to be significantly undervalued.  The Fund intends to invest in common stocks of U.S. Issuers.

Principal Investment Risks

Narrative Risk Disclosure: The Fund's total return, like stock prices generally, goes up and down such that an investor may lose money over short and even long periods of time.  The Fund is also subject to manager risk, which is the chance that, in spite of Fund investment strategies, poor security selection will cause the Fund to under perform other Funds with similar investment objectives.  The Fund's investment in domestic equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries.

Loss of money is a risk of investing in the Fund.

Non-diversification Policy:  The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securities.  As a result, the Fund may be more susceptible to a single negative economical or regulatory occurrence.  The Fund seeks only enough diversification in its security selections to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

RISK/RETURN BAR CHART AND TABLE

Although past performance is no guarantee of future performance, historical performance can demonstrate how returns have varied over time and, therefore, may give some indication of the risk associated with investing in the Fund. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has returns of less than one year.  Fund will provide a Risk/Return Bar Chart and Data table when enough data is available.

FEES AND EXPENSE

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases:	None
Maximum Deferred Sales Charge (Load):	None
Maximum Sales Charge (Load) on Reinvested Dividends:	None
Redemption Fee:	None
Exchange Fee:	None

Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees:	1.00%
Distribution (and/or Service) (12b-1) Fees:	none
Other Expenses(1):	0.35%
Total Annual Fund Operating Expenses:	1.35%

1 Because the Fund is recently organized and has no historical expense data, "Other Expenses" are based on estimated amounts for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year          3 years

$ 139           $ 431

OBJECTIVES, STRATEGIES, AND RISKS

Investment Objectives

The Fund seeks to provide capital appreciation.  It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.  The investment objective of the Fund may be changed without shareholder approval.

Investment Strategies

Security Selection Criteria: As stated in the section Principal Investment

Strategies on page 2, Security selections recommended by our Investment Advisor are based on the theory of Economic Profit (EP). This theory focuses on a company's ability to consistently produce a Return on Capital (ROC) that is greater than its Cost of Capital (COC). EP is the difference between the income (ROC) the company generates minus what it costs a company to operate (COC). The more income a company can generate while spending less money to create this income the more valuable they are.  The Advisor also recommends companies that either lead or are in the process of becoming leaders in their industry.  On occasion, companies will be recommended because additional research and discussions with management indicate that the stock price appears to be significantly undervalued.

Temporary Defensive Position: The Fund may invest in large amounts of money market securities to defend capital during such times when stocks appear to be over valued by the Investment Advisor's standards.  These investment decisions made by the Advisor to defend capital may reduce shareholder potential profits in extended periods of rising common stock prices.  Defensive positions are not insured or guaranteed by the FDIC or any other government agency.  Temporary defensive positions can result in the Fund not achieving its investment objective.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short-term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

In volatile markets, the Fund may engage in short-term trading (selling securities within a year of purchase) in response to rapidly changing market and particular security conditions.  Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions. This would increase the taxes the shareholders would have to pay in that the profits, if any, would be treated as ordinary income rather than the lower rate on long-term capital gains.

Principal Risks

As said under Narrative Risk Disclosure on page 2, the Fund's total return, like stock prices generally, goes up and down such that an investor may lose money over short and even long periods of time.  The Fund is also subject to manager risk, which is the chance that, in spite of Fund investment strategies, poor security selection will cause the Fund to under perform other Funds with similar investment objectives.

Who may invest: Investors who are seeking potential long-term appreciation and are willing to own stocks in a portfolio selected and managed by the Fund's investment adviser.  In addition, investor's should be willing and able to accept potential additional volatility due to the limited number of holdings of the Fund.

Who should not invest: Investors not willing to accept the risks of owning stocks in a managed portfolio.  The Fund is not for investors seeking to trade the stock market for short-term fluctuations.

MANAGEMENT

Investment Adviser: Crawshaw Capital Management, LLC. (CCM) is a California Limited Liability Company located at 444 W. Ocean Boulevard Suite #1404, Long Beach CA. that acts as the Investment Adviser of the Fund.  Marcus Crawshaw is responsible for the Fund’s day-to-day management and holds the position of President of the Fund.  CCM is paid a management fee based on assets under management for its services provided to the Fund.

CCM has been an investment adviser for the past three years. CCM has managed individual client accounts utilizing the investment strategy discussed in this prospectus, as well as an income investment strategy designed to meet the income needs of each specific client.

CCM is registered with the SEC as an investment adviser.

Marcus is co-founder of Crawshaw Capital Management and has been in the financial services industry for eight years.  Born in 1971 and a California native, Marcus spent his collegiate years at Loyola Marymount University in Los Angeles where he focused on Entrepreneurship, primarily through the Southern California Entrepreneurship Academy.  Upon completing his Bachelor of Arts degree in Business Administration (with a Finance emphasis) in 1994, Marcus went to work as a systems analyst and then financial analyst with TRW, Inc.  As a systems analyst, Marcus maintained a Windows NT network for the MilStar Satellite program.  From 1995 – 1997 Marcus worked as a financial analyst at TRW, Inc.  In this position, he was responsible for the financial reporting and analysis for the MilStar satellite program.  In 1997 he became a Senior Financial Analyst with the consulting firm of Booz Allen & Hamilton in New York City, where he was responsible for the financial analysis, research and reporting for the Consumer Engineering Products Group.  Two years later, in November of 2000, Marcus transferred to the consulting firm of Jefferson Wells International in Los Angeles, where he worked as a Senior Financial Consultant assisting multiple clients improve their financial reporting and analysis processes.  In 2003, Marcus worked with the consulting firm the Goetzman Group as Senior Financial Consultant filling short-term senior finance roles with multiple clients. Below is a five-year summary of Marcus’ business experience:

Employer	Employment Start Date	Employment End Date	Years of Service	Position
Goetzman Group	July 2003	January 2004	6 months	Sr. Consultant
Jefferson Wells International	November 2000	June 2003	2.5 years	Sr. Consultant
Booz Allen & Hamilton	August 1997	October 2000	3 years	Sr. Financial Analyst

On XXXXX XX, 2004 the shareholders of the Fund approved a management and advisory contract with CCM. This Agreement will continue on a year-to-year basis provided approval is voted on, at least annually, by the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund.  In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Contract Terms: CCM will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or sold.  The Agreement may be terminated at any time, without the payment of any penalty by the Board of Directors or by vote of a majority of the outstanding shares of the Fund on not more than 60 days written notice to CCM. In the event of its assignment, the Agreement will terminate automatically.  The Fund's officers and directors are empowered at any time to reject or cancel CCM's advice.  For these services the Fund has agreed to pay to CCM a fee of 1% per year on the net assets of the Fund.  This fee is computed on the average daily closing net asset value of the

Fund and is payable monthly.  CCM would forgo sufficient fees to hold total expenses of the Fund to no greater than 1.35% of its total assets.  This is contractually agreed upon between the Fund’s board of directors and CCM.  It is currently in effect and can only be terminated by a vote of the board of directors.

CCM has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 1.35% of average net assets of the Fund through MONTH XX, 2009. CCM can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratio in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Fund is not obligated to repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Expense Sharing: CCM will pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Advisor.  Fees, if any, of the custodian, registrar, transfer agent or record keepers shall also be paid by CCM.  The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Advisor; legal and accounting fees; interest, taxes and brokerage commissions, and the expense of operating its offices.  CCM may perform clerical services upon request on a pro bono basis.  CCM has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of incomplete purchase requests by investor(s) having no impact on the Fund.

Legal Proceedings: As of the date of this Prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

CAPITAL STOCK

Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.001 par value per share.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or pre-emptive rights applicable to any shares of the Fund.  All shares issued are fully paid and non-assessable.

Voting Rights: Each holder of common stocks has one vote for each share held.  Voting rights are non-cumulative.  Therefore, the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares cannot elect any person as a director.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

When and How do We Price: The net asset value of the Fund's shares is determined as of the close of each business day the New York Stock Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Presidents Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas and New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding.

Market Value of Securities: The market value of securities held by the Fund that are listed on a national exchange is determined to be the last recent sales price on such exchange.  Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Fair Value Pricing:  In the event that a market quotation is not readily available, the fair value will determined in good faith by CCM, subject to the review and oversight of the Fund's Board of Directors.  The Fund may use pricing services to determine market value. Short-term paper (debt obligations maturing in less than 61 days) is valued at fair market value as determined in good faith by the Board of Directors.

PURCHASES & REDEMPTIONS

Purchase of Fund Shares

The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described in the above section "Pricing of Fund

Shares". The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interest of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. The minimum purchase of shares is $2,500 that is due and payable seven business days after the purchase date.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable seven business days after the purchase date.  The minimum is $100.

Redemption of Fund Shares

Endorsement Requirements: The Fund will redeem all or any part of the shares of any shareholder that tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates had been issued.  In either case, proper endorsements guaranteed, either by a national bank or a member firm of the New York Stock Exchange, will be required unless the shareholder is known to management.

Redemption Price: The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares.  The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption.

The difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Redemption Payment: Payment of the Fund will ordinarily be made within seven business days after tender.  The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practical.  The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind. Any payments made in kind require a majority vote of the board of directors.

Redemption In Kind: The Fund does not intend to redeem shares in any form but cash. However, under unusual conditions that make the payment of cash unwise (and for protection of the Fund’s remaining shareholders) the Fund might pay part of a shareholder’s redemption proceeds in liquid securities (redemption in kind). Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s NAV the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s NAV in securities instead of cash.

DIVIDENDS & DISTRIBUTIONS

Re-Investments: The Fund will automatically use the taxable dividend and capital gains distributions for purchase of additional shares for the shareholder at the net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

TAX CONSEQUENCES

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders.  In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Funds assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Tax Distributions: Distribution of any net long-term capital gains realized by the Fund in 2004 will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor.  All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income.  Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors.  Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

Federal Withholding: The Fund is required by federal law to withhold 30% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations.  In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

DISTRIBUTION ARRANGEMENTS

The Fund is a truly no-load fund in that there are NO purchase or sales fees and no 12b-1 fees and no account maintenance fees whatsoever.

FINANCIAL HIGHLIGHTS

In the future, Fund will provide financial highlights, including Per Share data and Supplemental Data in this section when enough data is available.

WHERE TO GO FOR MORE INFORMATION

You will find more information about the The FIFTY-SIX Fund, Inc. in the following documents:

Statement of Additional Information (SAI) - The Statement of Additional

Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

Annual and Semi-annual Reports - Our annual and semi-annual reports give current holdings and detailed financial statements of the Fund as of the end of the period presented.  In addition, market conditions and Fund strategies that affected the Fund's performance are discussed.

There are Two Ways to Get a Copy of One or More of These Documents:

1. Call or write for one, and a copy will be sent without charge.

The FIFTY-SIX Fund, Inc.

444 West Ocean Blvd. Suite #1404

Long Beach, CA  90802

1-877-226-7780

2. You may also obtain information about the Fund (including the Statement of Additional Information and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C.  Call the Securities and Exchange Commission at 1-202-942-8090 for room hours and operation.  You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at the E-Mail address publicinfo@sec.gov

Please contact the Fund at the above address if you wish to request other information and/or shareholder inquires.

WHY YOU SHOULD READ THIS PROSPECTUS

Every attempt has been made to present the objectives, risks and strategies of the Fund in plain and, hopefully, easily understandable language.  The Prospectus is designed to aid you in deciding whether this is one of the right investments for you.  We suggest that you keep it for future references.

THE FIFTY-SIX FUND, INC. - SEC file number XXX-XXXXX

THE FIFTY-SIX FUND, INC.

444 Ocean Blvd. Ste 1404

Long Beach, CA.   90802

877-226-7780

Part B

STATEMENT OF ADDITIONAL INFORMATION

XXXX XX, 2004

This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated XXXX XX, 2004.  To obtain the Prospectus, you may write the Fund or call the telephone number above.

TABLE OF CONTENTS

  FUND HISTORY

1

  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

    Classification

1

    Investment Strategies and Risks

1

    Fund Investment Restrictions

1

    Temporary Defensive Position and Portfolio Turnover

2

  MANAGEMENT OF THE FUND

    Board of Directors

2

    Management Information

2

    Compensation and Sales Loads

3

  CONTRON PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    Control Persons

3

    Principal Holders

4

    Management Ownership

4

  INVESTMENT ADVISORY AND OTHER SERVICES

    Investment Adviser

4

    Principal Underwriter

4

    Third Party Payments and Service Agreements

4

    Other Investment Advice

4

    Dealer Reallowances and Other Services

4

  BROKERAGE ALLOWANCES AND OTHER PRACTICES

    Brokerage Transactions

4

    Commissions

5

    Brokerage Selection

5

  CAPITAL STOCK AND OTHER SECURITIES

5

  PURCHASE, REDEMPTION, AND PRICING OF SHARES

    Purchase of Shares

5

    Fund Reorganizations

5

    Offering Price and Redemption in Kind

5

  TAXATION OF THE FUND

5

  UNDERWRITERS OF THE FUND

5

  CALCULATION OF PERFORMANCE DATA

6

  DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORTFOLIO SECURITIES

6

  FINANCIAL STATEMENTS

  INDEPENDENT AUDITORS REPORT

6

  SCHEDULE OF INVESTMENTS - XXXXXXXX XX, 2004

6

  STATEMENT OF ASSETS AND LIABILITIES  XXXXXXXXX XX, 2004

6

  STATEMENT OF OPERATIONS  YEAR ENDED XXXXXXXXX XX, 2004

6

  STATEMENT OF CHANGES IN NET ASSETS  YEARS ENDED XXXXXX XX, 2004

6

  NOTES TO FINANCIAL STATEMENTS  XXXXXXXX XX, 2004

6

FUND HISTORY

THE FIFTY-SIX FUND, INC. (also referred to as the "Fund") was incorporated in California on January 10, 2004.  The Fund's registered office is in Long Beach, CA.; mail may be addressed to P.O. Box 32414, Long Beach, CA 90832.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

Classification

The Fund is an open-end, totally no-load, non-diversified management investment company.

Investment Strategies and Risks

All investment strategies and risks were thoroughly discussed in the Prospectus on pages 2 - 4. No additional strategies and risks exist to be discussed here.

Fund Investment Restrictions

Investment restrictions were selected to aid in maintaining the conservative nature of the Fund. The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:

a) Sell senior securities

b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.

c) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

d) Invest over 25% of its assets at the time of purchase in any one industry.

e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.

f) Make loans.  The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

g) Sell securities short.

h) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.

i) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

j) Invest in companies for the purpose of acquiring control.

k) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Advisor owning individually more than of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.

l) Pledge, mortgage or hypothecate any of its assets.

m) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.

n) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years continuous operation, including the operations of any predecessor.

Temporary Defensive Position & Portfolio Turnover

Why and how the Fund assumes defensive positions expectations of the amount and effect of portfolio turnover are discussed on page 4 of our Prospectus.

MANAGEMENT OF THE FUND

Board of Directors

Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund & selects an Investment Adviser to provide investment advice (See Investment Adviser, pg 5 of the Prospectus). It meets six times a year to review Fund progress & status.

Management Information

Name, Address, and Age	Position in the Fund	Term of Office and Length of Time Served	Principal Occupation Past Five Years	# of Funds Overseen by Director	Other Directorships Held by Director
Marcus Crawshaw; 3723 Gardenia Ave., Long Beach, CA 90807; 32	Chairman, President, and Director	Elected for 1 Year; Served since XXXX XX, 2004	Financial Consultant – Worked with multiple U.S. Corporations completing and improving financial analysis	1 Fund	No other directorships

Marcus is a founder of Crawshaw Capital Management, LLC, the fund’s investment adviser.

Officers and Directors of the Fund: Their addresses and principal occupations during the past five years are:

Name, Address, and Age	Position in the Fund	Term of Office and Length of Time Served	Principal Occupation Past Five Years	# of Funds Overseen by Director	Other Directorships Held by Director
Marcus Crawshaw; 3723 Gardenia Ave., Long Beach, CA 90807; 32	Chairman, President, and Director	Elected for 1 Year; Served since XXXX XX, 2004	Financial Consultant – Worked with multiple U.S. Corporations completing and improving financial analysis	1 Fund	No other directorships
Bill Butier, CPA; 957 1st Street, Apt. #D, Hermosa Beach, CA 90254; 31	Director, Vice President	Elected for 1 Year; Served since XXXX XX, 2004	Public Accountant – Price Waterhouse Coopers, LLP; Working with multiple clients with audit and tax related issues.	1 Fund	No other directorships
Lou Mardesich; 3610 Walnut Ave., Long Beach, CA 90807; 33	Director, Secretary	Elected for 1 Year; Served since XXXX XX, 2004	Vice Principal – Barton Hill Elementary, Los Angeles Unified School District. Prior to Barton Hill, held the same position at 156th Street Elementary School	1 Fund	No other directorships
Dennis Lane; 1129-41 Capitol Dr., San Pedro, CA 90732; 35	Director, Treasurer	Elected for 1 Year; Served since XXXX XX, 2004	Shipping & Receiving Software Salesman – Tridium Technologies; Company provides software solutions for logistics purposes.	1 Fund	No other directorships

Marcus Crawshaw is the only interested party on the board of directors as he is the investment adviser to the fund.  Other three directors are independent directors.

There are NO family relationships amongst the directors.

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Marcus Crawshaw	$0	$0
Bill Butier	$0	$0
Lou Mardesich	$0	$0
Dennis Lane	$0	$0

Compensation

To date, there have been no payments made to officers and directors of the Fund to compensate for travel expenses associated with their Fund duties.  The Fund does not compensate officers and directors that are affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee.

Sales Load: There are no sales loads whatsoever.

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Funds	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid
Marcus Crawshaw; Chairman, President, and Director	$0	$0	$0	$0
Bill Butier; Director	$0	$0	$0	$0
Lou Mardesich; Director	$0	$0	$0	$0
Dennis Lane; Director	$0	$0	$0	$0

Under the existing agreement, Directors will be reimbursed for travel expenses only.  There is no existing plan to compensate the Directors at this time.  As an interested party, Marcus Crawshaw will not receive any compensation whatsoever, including expense reimbursement.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

There are no companies or persons that control the Fund. The Fund is controlled by its Board of Directors and run by its officers, which are chosen by the Board.

Principal Holders

STATE THE NAME, ADDRESS, AND % OF OWNERSHIP OF EACH PERSON WHO OWNS OF RECORD OR IS KNOWN BY THE FUND TO OWN BENEFICIALLY 5% OR MORE OF ANY CLASS OF THE FUND'S OUTSTANDING EQUITY SHARES.

TWG HOLDINGS, LLC - 444 w. Ocean Blvd, #1404, Long Beach, CA 90802

100%

Management Ownership

STATE THE PERCENTAGE OF THE FUND'S EQUITY SECURITIES OWNED BY ALL OFFICERS,  DIRECTORS, AND MEMBERS OF ANY ADVISORY BOARD OF THE FUND AS A GROUP. IF THE AMOUNT OWNED BY DIRECTORS AND OFFICERS AS A GROUP IS LESS THAN 1% OF THE CLASS, PROVIDE A STATEMENT TO THAT EFFECT.

TWG HOLDINGS, LLC - 444 w. Ocean Blvd, #1404, Long Beach, CA 90802

100%

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Crawshaw Capital Management, LLC acts as the Investment Adviser to the Fund for a fee of 1% of the average monthly Fund assets.  Adviser, at times provides adviser personnel to perform clerical services on a pro bono basis.  It is responsible for conducting a continuous review of the portfolio to provide recommendations as to when and to what extent securities should be purchased or sold.

CCM was selected by the board of directors to act as the investment adviser due to their familiarity with the Fund’s objectives and involvement in the Fund’s registration process.  In addition, certain individuals of the Adviser are affiliated with the Fund.

Principal Underwriter

The Investment Adviser acts in the capacity of the Fund's Principal Underwriter.

Other Investment Advice

There are no individuals or organizations receiving remuneration from the Investment Adviser or the Fund for providing investment advice except brokers that receive competitive commissions on the purchase and sale of the Fund's securities.

Dealer Re-allowances

There are no dealer re-allowances, Rule 12b-1 plans, paid advertising, compensation to underwriters or broker dealers, sales personnel or interest, carrying or other finance charges.

Other Services

The Fund has entered into a series of agreements whereby certain parties will provide various services to the Fund.

CUSTODIAN

Huntington, 7 Eastern Oval, Columbus, OH 43219, is custodian of the Fund's investments.  The custodian acts as the Fund's depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

Mutual Shareholder Services, LLC. ("MSS"), 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, acts as the Fund's transfer agent.  MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services.  For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.

ACCOUNTANTS

The firm of Mendlowitz Weitsen, LLP, K2 Brier Hill Court, East Brunswick, NJ 08816 has been selected as independent public accountants for the Fund for the fiscal year ending XXXXX XX, 2005.

Mendlowitz Weitsen, LLP performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of orders at the most favorable price.

Commissions

The Fund has no other fixed policy, formula, method, or criteria it uses in allocating brokerage business to firms furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

Brokerage Selection

The Fund will place all orders for purchase & sale of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. He may select brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Persons acting on the Fund’s behalf are not authorized to pay a broker a higher brokerage commission than another broker might have charged for the same transaction in recognition of the value of (a) brokerage or (b) research services provided by the broker.

CAPITAL STOCK AND OTHER SECURITIES

Capital stock and other securities are discussed at length in our Prospectus under the Section Capital Stock on Page 6.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Purchase of Shares

Purchase of Fund shares is discussed at length in the section entitled Purchase of Fund Shares on page 6 of our Prospectus.

Fund Reorganizations

The Fund was incorporated in California on January 16, 2004. There have been no other reorganization efforts to date.

Offering Price and Redemption in Kind

The Fund always trades at the net asset value.  That means that the offering and redemption prices are always the same. Details about the offering price are given in the section entitled Pricing of Fund shares on page 6 of our Prospectus. Redemption in kind is discussed in the section Redemption of Shares on page 7 of our Prospectus.

TAXATION OF THE FUND

Taxation of the Fund is discussed in the section Tax Consequences on page 8 of our Prospectus.

UNDERWRITERS OF THE FUND

MSS is a registered transfer agent and handles all Fund share purchases and redemptions. There are no direct shareholder charges for these services but the Fund is charged for supplies and postage. Stock certificates will not be issued unless specifically asked for. All shareholder holdings are maintained in book form.

CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotation: Not applicable as this is the 1st year of existence for the Fund.  Fund will provide Performance Data table when enough data is available.

DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORFOLIO SECURITIES

Fund management attempts to vote on proxies received from securities held in favor of the security shareholders.  There are no voting agreements or arrangements with any other parties.  In cases of conflicts of interests of Fund shareholders and those of persons affiliated with the Fund, such as the investment adviser, the Fund’s board of directors votes the proxies in favor of the security shareholders.  If the affiliated person with the conflict is a director, that person is removed from the vote.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period is available: 1) without charge, upon request, by calling toll-free 877-226-7780; or on or through the web at www.crawshawcapital.com/fiftysix; or both; and 2) on the Commission’s website at http://www.sec.gov.

INDEPENDENT AUDITOR'S REPORT

Audit report will be provided following completion of audit.  Mendlowitz Weitsen, LLP will perform the audit.

STATEMENTS AND SCHEDULES

Statements and Schedules will be provided after audit is completed, prior to offering to the public.

FORM N-1A

PART C - OTHER INFORMATION

                 Contents

Page #

      1.  Financial Statements & Exhibits

1

      2.  Control Persons

1

      3.  Number of Shareholders

1

      4.  Indemnification

1

      5.  Activities of Investment Advisor

1

      6.  Principal Underwriters

1

      7.  Location of Accounts & Records

1

      8.  Management Services

1

      9.  Distribution Expenses

1

     10. Undertakings

1

     11. Auditor's Consent

1

     12. Signatures

2

     Exhibits

         Reimbursement Agreements - Officers/Directors

10 ii

- i -

1.

a. Financial Statements - Statements and Schedules will be provided after audit is completed, prior to offering to the public.

b. Exhibits

 (3.i)    Articles of Incorporation

 (3.ii)   By-Laws

 (10.i)   Investment Advisory Contract

 (10.ii)  Reimbursement Agreements with Officers and/or Directors

 (99.1)   Opinion of Counsel Concerning Fund Securities

All exhibits are incorporated by reference to post-effective amendment no. 25 of the Securities Act of 1933 except exhibit (10.ii) which is attached.  In addition the Fund's Code of Ethics pertinent to Rule 17j-1 is also presented as an exhibit to better inform the investing community of our ethics policies regarding Fund securities.

2. Control Persons - Not applicable

3. Number of Shareholders - There will be 1 shareholder as of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the

Securities Act of 1933 may be permitted to directors, officers & controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as  expressed in  the  Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such  indemnification by it is against  public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Investment Advisor Activity - Crawshaw Capital Management, LLC currently performs on its Investment Advisory Contracts with the FIFTY-SIX Fund and its individual clients of Crawshaw Capital Management, LLC.

6. Principal Underwriter - The Investment Adviser acts as the Fund underwriter.

7. Location of Accounts & Records - All fund records are to be held with the transfer agent – MSS.

8. Not applicable.

9. Distribution Expenses - The fund currently bears no distribution expenses.

10. Not applicable.

11. Auditor's Consent - Audit will take place prior to offering to the public.

     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, THE FIFTY-SIX FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Beach and State of California, on the xx day of xxxxx xx, 2004.

                                                  THE FIFTY-SIX FUND, INC.

                                              /s/ Marcus B. Crawshaw,

                                                  President

Signatures

Title

Date

/s/ Marcus B. Crawshaw

President, Chairman and Director

XX/XX/04

/s/ Bill Butier

Director

XX/XX/04

/s/ Dennis Lane

Director

XX/XX/04

/s/ Lou Mardesich

Director

XX/XX/04